Retirement Benefit and Other Post-retirement Obligations - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 Member	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Number of members under plan | Member		25,900
Percentage of long-term rate improvement on CMI model		1.50%
UK [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		11 years
US [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		6 years
CPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate		2.50%			2.30%
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Inflation rate		3.10%			3.00%	3.40%
Allocated percentage of fund to matching assets		95.00%
Allocated percentage of fund to return seeking assets		5.00%
Expected contributions in 2025 | £	£ 1
Actuarial assumption of mortality rates						20
Aviva and legal and general [member] | Buy-in policies [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Percentage of pensioner liabilities matched with buy in policies			95.00%	95.00%
Aviva and legal and general [member] | Buy-in policies [member] | PSOU K Group plan [Member]
Disclosure of defined benefit plans [line items]
Percentage of pensioner liabilities matched with buy in policies		75.00%